FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 1, 2004
    TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION
        FUNDS CLASS A, B AND C SHARES PROSPECTUS DATED NOVEMBER 30, 2003.

STRATEGIC INCOME FUND.

Effective April 1, 2004, the Fifth Third Strategic Income Fund will offer Class A and Class B shares. Revised information pertaining to the Fifth Third Strategic Income Fund appears below.

1. The return table on page 33 is deleted and replaced in its entirety as follows:

      AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2002)1

                                                       Inception Date       Past Year      Past 5 Years      Past 10 Years
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES2 (WITH 5.00% SALES CHARGE)                  3/10/85
   Return Before Taxes                                                        2.12%            5.40%             6.69%
   Return After Taxes on Distributions3                                       0.23%            2.51%             3.79%
   Return After Taxes on Distributions and Sale of
      Fund Shares3                                                            1.26%            2.82%             3.86%
--------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES4                                            3/10/85
   (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                         1.91%            5.65%             6.70%
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES5                                            3/10/85
   (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)
   Return Before Taxes                                                        6.79%            5.89%             6.66%
   Return After Taxes on Distributions3                                       5.00%            3.02%             3.79%
   Return After Taxes on Distributions and Sale of
      Fund Shares3                                                            4.13%            3.24%             3.86%
--------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX(R)*                           10.14%            7.50%             7.61%
--------------------------------------------------------------------------------------------------------------------------

1 On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Strategic Income Fund.

2 The performance of Class A shares is based on the performance for Advisor shares for the period prior to the commencement of operations of Class A shares on April 1, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the sales charges for Class A shares.

3 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4 The performance of Class B shares is based on the performance for Advisor shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on April 1, 2004.For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class B shares.

5 For the period prior to October 29, 2001, the quoted performance of Class C shares reflects the performance of the Advisor shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Class C shares. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class C shares.

2. The fee table on page 70 will add Class A and Class B shares information as follows:

SHAREHOLDER FEES                                                        FIFTH THIRD STRATEGIC INCOME FUND
-------------------------------------------------------------------------------------------------------------------
CLASS NAME                                                                      A                B
-------------------------------------------------------------------------------------------------------------------
   MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                           5.00%            None
-------------------------------------------------------------------------------------------------------------------
   MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                None             None
-------------------------------------------------------------------------------------------------------------------
   MAXIMUM DEFERRED SALES LOAD                                                None             5.00%2
-------------------------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
-------------------------------------------------------------------------------------------------------------------
   MANAGEMENT FEES                                                            1.00%            1.00%
-------------------------------------------------------------------------------------------------------------------
   DISTRIBUTION/SERVICE (12b-1) FEES                                          0.25%            1.00%
-------------------------------------------------------------------------------------------------------------------
   OTHER EXPENSES                                                             0.35%            0.35%
-------------------------------------------------------------------------------------------------------------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.60%            2.35%
-------------------------------------------------------------------------------------------------------------------

2 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.


                                                                  SPABCALL 04/04

3. The expense example table on page 78 will add Class A and Class B shares information as follows:

Fifth Third Strategic Income Fund                           1 Year           3 Years          5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------
Class A Shares                                              $655              $980            $1,327            $2,305
------------------------------------------------------------------------------------------------------------------------
Class B Shares
       Assuming Redemption                                  $738             $1,033           $1,455            $2,499
       Assuming no Redemption                               $238              $733            $1,255            $2,499
------------------------------------------------------------------------------------------------------------------------

SHORT TERM BOND FUND

DISCONTINUATION OF FEE WAIVER AND/OR EXPENSE REIMBURSEMENT

Effective immediately, footnote 5 of the fee table appearing on page 72 is deleted in its entirety. As of April 1, 2004, the Fund's Distributor and Administrator are discontinuing the voluntary agreement to waive fees and/or reimburse expenses to limit total annual operating expenses for the Fund to 0.89% for Class A shares.

SMALL CAP VALUE FUND

CHANGE TO INVESTMENT SUBADVISOR

At a meeting of the Board of Trustees on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners ("Chartwell") with respect to the Fifth Third Small Cap Value Fund (the "Small Cap Value Fund") and to allow such subadvisory agreement to automatically terminate on April 30, 2004. Through April 30, 2004, the Fund will continue to be managed according to the current principal investment strategies.

CURRENT PORTFOLIO MANAGERS
      This Supplement provides updated information regarding current portfolio managers. Please keep this Supplement and read it together with the applicable Prospectuses.

PORTFOLIO MANAGERS.

      Information regarding current portfolio managers appears below:

EQUITY INDEX FUND: The co-portfolio managers are Daniel Skubiz and E. Keith
Wirtz.

LARGE CAP CORE FUND: The co-portfolio managers are Daniel Skubiz and E. Keith Wirtz.

SHORT TERM BOND FUND: The co-portfolio managers are Mitchell L. Stapley, John Hoeting* and David L. Withrow.

INTERMEDIATE BOND FUND: The co-portfolio managers are John L. Cassady III, Christian L. Rieddle, Mitchell L. Stapley and David L. Withrow.

*John Hoeting has been the co-portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since April 2004. Mr. Hoeting joined Fifth Third Investment Advisors in 2000 and has 11 years of fixed income investment experience. Prior to joining Fifth Third Investment Advisors, John worked at two money management firms in both a research and portfolio management capacity. He received a BS in Finance from the University of Dayton in 1992 and earned his CFA designation in 1997. His primary responsibilities focus on the formation of short-term fixed income investment strategies and the management of taxable money market mutual funds. John is a member of AIMR and the Cincinnati Financial Analysts Society.

SALES CHARGE REDUCTIONS

Effective January 30, 2004, under the section entitled "Shareholder Information
- Sales Charge Reductions":

     o    the first paragraph is replaced in its entirety with the following:
          "The Funds offer reduced Class A sales charges under certain circumstances as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of current market value or amount purchased of any Class A, Class B or Class C shares of any Fifth Third Fund (except Class A shares of the Money Market Funds) held in your account or accounts listed under "Combination Privilege" below. As an investor, it is your responsibility to disclose to your investment representative all of your mutual fund holdings to ensure that you receive all the sales charge reductions to which you are entitled."; and

     o    the third bullet point is replaced in its entirety with the following:
          "Combination Privilege. Combine accounts of multiple funds (excluding Class A shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges."

CHANGE IN MAXIMUM INVESTMENT AMOUNT - CLASS B SHARES

Effective January 30, 2004, the maximum investment amount under "Shareholder Information - Purchasing and Adding to Your Shares - Investment Amounts" is $100,000 for total purchases of Class B shares by a shareholder.

INTERMEDIATE BOND FUND

Effective January 30, 2004, Class B shares of the Fifth Third Intermediate Bond Fund will be closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund will be permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Bond Fund through April 12, 2004 but not thereafter.

INTERMEDIATE MUNICIPAL BOND FUND

Effective January 30, 2004, Class B shares of the Fifth Third Intermediate Municipal Bond Fund will be closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund will be permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Municipal Bond Fund through April 12, 2004 but not thereafter.

FIFTH THIRD MICRO CAP VALUE FUND

Effective January 16, 2004:

     o the Fifth Third Micro Cap Value Fund was CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 1, 2004
          TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
            INSTITUTIONAL SHARES PROSPECTUS DATED NOVEMBER 30, 2003.

SMALL CAP VALUE FUND

CHANGE TO INVESTMENT SUBADVISOR

At a meeting of the Board of Trustees on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners ("Chartwell") with respect to the Fifth Third Small Cap Value Fund (the "Small Cap Value Fund") and to allow such subadvisory agreement to automatically terminate on April 30, 2004. Through April 30, 2004, the Fund will continue to be managed according to the current principal investment strategies.

CURRENT PORTFOLIO MANAGERS

      This Supplement provides updated information regarding current portfolio managers. Please keep this Supplement and read it together with the applicable Prospectuses.

PORTFOLIO MANAGERS.

      Information regarding current portfolio managers appears below:

EQUITY INDEX FUND: The co-portfolio managers are Daniel Skubiz and E. Keith
Wirtz.

LARGE CAP CORE FUND: The co-portfolio managers are Daniel Skubiz and E. Keith Wirtz.

SHORT TERM BOND FUND: The co-portfolio managers are Mitchell L. Stapley, John Hoeting* and David L. Withrow.

INTERMEDIATE BOND FUND: The co-portfolio managers are John L. Cassady III, Christian L. Rieddle, Mitchell L. Stapley and David L. Withrow.

*John Hoeting has been the co-portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since April 2004. Mr. Hoeting joined Fifth Third Investment Advisors in 2000 and has 11 years of fixed income investment experience. Prior to joining Fifth Third Investment Advisors, John worked at two money management firms in both a research and portfolio management capacity. He received a BS in Finance from the University of Dayton in 1992 and earned his CFA designation in 1997. His primary responsibilities focus on the formation of short-term fixed income investment strategies and the management of taxable money market mutual funds. John is a member of AIMR and the Cincinnati Financial Analysts Society.

FIFTH THIRD MICRO CAP VALUE FUND

Effective January 16, 2004:

     o the Fifth Third Micro Cap Value Fund was CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.



                                                                   SPSTBDI 04/04

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 1, 2004
  TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS ADVISOR SHARES PROSPECTUS
                              DATED MARCH 19, 2004.

SMALL CAP VALUE FUND

CHANGE TO INVESTMENT SUBADVISOR

At a meeting of the Board of Trustees on March 24, 2004, the Board determined to not continue the subadvisory agreement with Chartwell Investment Partners ("Chartwell") with respect to the Fifth Third Small Cap Value Fund (the "Small Cap Value Fund") and to allow such subadvisory agreement to automatically terminate on April 30, 2004.

CURRENT PORTFOLIO MANAGERS

      This Supplement provides updated information regarding current portfolio managers. Please keep this Supplement and read it together with the applicable Prospectuses.

PORTFOLIO MANAGERS.

      Information regarding current portfolio managers appears below:

EQUITY INDEX FUND: The co-portfolio managers are Daniel Skubiz and E. Keith
Wirtz.

LARGE CAP CORE FUND: The co-portfolio managers are Daniel Skubiz and E. Keith Wirtz.

FIFTH THIRD MICRO CAP VALUE FUND

Effective January 16, 2004:

     o the Fifth Third Micro Cap Value Fund was CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.


                                                                  SPADVALL 04/04

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 1, 2004
    TO THE EQUITY INDEX FUND SELECT, PREFERRED, AND TRUST SHARES PROSPECTUSES
                          EACH DATED NOVEMBER 30, 2003.

This Supplement provides updated information regarding current portfolio managers. Please keep this Supplement and read it together with the applicable Prospectuses.

CURRENT PORTFOLIO MANAGERS.

      Information regarding current portfolio managers appears below:

EQUITY INDEX FUND: The co-portfolio managers are Daniel Skubiz* and E. Keith Wirtz**.

*Daniel Skubiz has been the co-portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since September 2000 and of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since April 2004. Mr. Skubiz is an Assistant Vice President of the Advisor. From December 1997 through February 2000, he was a portfolio manager for Trade Street Investment Associates. Prior to joining Trade Street, he was an equity portfolio manager for Boatmen's Trust Company. He has nine years of investment experience and is a member of AIMR. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University. Mr. Skubiz earned the CFA designation in 2002.

**E. Keith Wirtz has been the co-portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND and the FIFTH THIRD SELECT STOCK FUND since October 2003 and of the FIFTH THIRD EQUITY INDEX FUND and the FIFTH THIRD LARGE CAP CORE FUND since April 2004. Mr. Wirtz joined Fifth Third Asset Management, Inc., as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of LloydsTSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.



                                                                 SPEQIALL 04/04

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 1, 2004
               TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
      DATED NOVEMBER 30, 2003, AS AMENDED AND RESTATED ON JANUARY 16, 2004

STRATEGIC INCOME FUND.

Effective April 1, 2004, the Fifth Third Strategic Income Fund will offer Class A and Class B shares. As a result, revised information pertaining to the Fifth Third Strategic Income Fund appears below.

1. The class chart on page 4 will add Class A and Class B shares as an offered class as follows:

                                    Select   Preferred   Trust  Institutional  Advisor   Class A   Class B   Class C
Fifth Third Strategic Income

Fund ("Strategic Income Fund")                                  X              X          X        X          X

* These shares are currently not available to the public.



  SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
         INFORMATION AND APPLICABLE PROSPECTUSES FOR FUTURE REFERENCE.